Schedule IV - Schedule of Reinsurance (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Life insurance in-force
Gross Amount	$ 232,607	$ 236,517	$ 222,398	$ 239,801
Ceded to Other Companies	166,822	170,776	158,750	174,372
Assumed From Other Companies	158	166	155	173
Net Amount	$ 65,943	$ 65,907	$ 63,803	$ 65,602
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%	0.00%
Premiums Earned
Percentage of Amount Assumed to Net	16.00%	14.00%	34.00%	16.00%
Life insurance and annuities
Premiums Earned
Gross Amount	$ 1,170	$ 1,202	$ 2,228	$ 2,201
Ceded to Other Companies	798	804	1,823	1,550
Assumed From Other Companies	69	64	210	125
Net Amount	$ 441	$ 462	$ 615	$ 776
Percentage of Amount Assumed to Net	16.00%	14.00%	34.00%	16.00%
Accident health insurance
Premiums Earned
Gross Amount	$ 3	$ 8	$ 12	$ 20
Ceded to Other Companies	3	8	12	20
Assumed From Other Companies	0	0	0	0
Net Amount	$ 0	$ 0	$ 0	$ 0
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%	0.00%
Other reinsurers
Premiums Earned
Gross Amount	$ 1,173	$ 1,210	$ 2,240	$ 2,221
Ceded to Other Companies	801	812	1,835	1,570
Assumed From Other Companies	69	64	210	125
Net Amount	$ 441	$ 462	$ 615	$ 776